Income Taxes (Notes)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
INCOME TAXES
INCOME TAXES

The components of income tax expense (benefit) from continuing operations were as follows (in millions):

	2014	2013	2012
Current:
Federal	$244	$59	$462
State	42	21	73
Deferred:
Federal	212	152	(26)
State	49	14	18
Income tax expense	$547	$246	$527

We record deferred tax assets and liabilities for future income tax consequences that are attributable to differences between the financial statement carrying amount of assets and liabilities and their income tax bases. Temporary differences and the resulting deferred tax assets and liabilities at December 31, 2014 and 2013, were (in millions):

	2014	2013
Deferred tax assets:
Accrued pension and other postretirement benefits	$155	$104
Other accrued liabilities	130	59
Accrued environmental remediation liabilities	94	95
Investment in partnerships	81	134
Stock-based compensation	60	65
Asset retirement obligations	12	12
Other	10	21
Tax credit carryforwards	8	11
Total deferred tax assets	550	501
Less: valuation allowance	(8)	(8)
Deferred tax assets, net	$542	$493

Deferred tax liabilities:
Accelerated depreciation and property related items	$1,198	$1,126
Deferred maintenance costs, including refinery turnarounds	204	200
Inventory	131	50
Other	79	3
Amortization of intangible assets	64	68
Total deferred tax liabilities	1,676	1,447
Deferred tax liabilities, net	$1,134	$954

We have recorded a valuation allowance as of December 31, 2014 and 2013 due to uncertainties related to our ability to use certain state tax credit carryforwards. The valuation allowance reduces the benefit of those carryforwards to the amount that will more likely than not be realized, and is based on anticipated taxable income in the various jurisdictions. The realization of our other deferred tax assets depends on Tesoro’s ability to generate future taxable income. Although realization is not assured, we believe it is more likely than not that we will realize those deferred tax assets.

The net deferred income tax liability is classified in the consolidated balance sheets as follows (in millions):

	2014	2013
Other current assets	$—	$64
Other current liabilities	$36	$—
Deferred income taxes	$1,098	$1,018

The reconciliation of income tax expense from continuing operations at the U.S. statutory rate to the income tax expense from continuing operations is as follows (in millions):

	2014	2013	2012
Income tax expense at U.S. federal statutory rate	$512	$238	$501
Effect of:
State income taxes, net of federal income tax effect	59	23	59
Manufacturing activities deduction	(21)	(7)	(26)
Earnings attributable to noncontrolling interest	(16)	(15)	(10)
Other	13	7	3
Income tax expense	$547	$246	$527

We have $8 million of state income tax credit carryforwards, which expire in 2026 as of December 31, 2014. We have no state alternative minimum tax credit carryforwards.

We are subject to income taxes in the U.S., multiple state jurisdictions, and a few foreign jurisdictions. Our unrecognized tax benefits totaled $21 million and $28 million as of December 31, 2014 and 2013, respectively, of which $4 million each year have been recognized as tax liabilities. Included in unrecognized tax benefits as of December 31, 2014 and 2013 are $15 million and $17 million (net of the tax benefit on state issues), respectively, which would reduce the effective tax rate if recognized.

It is reasonably possible that unrecognized tax benefits could decrease by as much as $8 million in the next twelve months, related primarily to state apportionment matters, none of which is recognized as a liability. We had accrued $1 million at December 31, 2014 and 2013, for interest and penalties. We recognized a reduction of $3 million in interest and penalties associated with unrecognized tax benefits during the year ended December 31, 2012. We did not recognize an increase or reduction in interest and penalties associated with unrecognized tax benefits during the years ended December 31, 2014 or 2013. For interest and penalties relating to income taxes we recognize accrued interest in net interest and financing costs and penalties in selling, general and administrative expenses in the statements of consolidated operations. The tax years 2006 forward remain open to federal examination by the Internal Revenue Service, and in general the tax years 2006 forward remain open to examination by various state taxing authorities.

A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows (in millions):

	2014	2013	2012
Balance as of beginning of year	$28	$30	$31
Increases related to prior year tax positions	5	—	2
Decreases related to prior year tax positions	(2)	(1)	(3)
Increases related to current year tax positions	1	—	2
Decreases related to lapse of applicable statute of limitations	—	—	(1)
Decreases related to settlements with taxing authorities	(11)	(1)	(1)
Balance as of end of year	$21	$28	$30